Summary of Significant Accounting Policies (Details)			6 Months Ended
	Apr. 28, 2026 USD ($)	Mar. 30, 2026 USD ($)	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2026 CNY (¥) Segment	Mar. 31, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
CODM of segment description			The Company maintains discrete financial information for each of its six parks, which is used by the Chief Operating Decision Maker (“CODM”), as a basis for allocating resources and assessing performance.	The Company maintains discrete financial information for each of its six parks, which is used by the Chief Operating Decision Maker (“CODM”), as a basis for allocating resources and assessing performance.
Chief operating decision maker			Chief Operating Decision Maker	Chief Operating Decision Maker
Reportable segment (in Segment) | Segment			1	1
Deposits in bank			$ 72,261			¥ 500,000		$ 70,235
Security deposit			$ 2
Deposits forfeited			24 months			24 months	24 months
Cost of revenue decreased percentage			58.00%	58.00%	58.00%
Costs of revenue			$ 2,079,136		$ 4,940,427
Administrative expenses			6,190,000		11,690,000
Prepaid advertising
Advertising expense					$ 1,510,000
Exchange rate			6.92			6.92	6.92	7.12
Total consideration of transaction		$ 64
Prepayment (in Yuan Renminbi) | ¥				¥ 160,000,000
Annual appropriation after tax profits			10.00%	10.00%
Aggregated statutory appropriations			50.00%	50.00%
Reserve fund rate			10.00%	10.00%
Registered capital rate			50.00%	50.00%
Deposit amount (in Dollars)							$ 500,000
Federal Deposit Insurance Corporation amount			$ 250,000
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Advance payment	$ 32,000,000
Average Converted Ratio [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate			7		7.17	7	7
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment			3.00%			3.00%	3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment			5.00%			5.00%	5.00%